Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

(b) Principles of consolidation

The accompanying consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, and to cast majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All significant transactions and balances between the Company and its subsidiaries have been eliminated. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to the incremental borrowing rate used in the recognition of ROU assets and lease liabilities, useful lives of equipment, assessment for impairment of long-lived assets, and current credit loss of receivables. Actual results could differ from those estimates.

(d) Foreign currency

The Group’s reporting currency is USD. The functional currency of the Company is USD. The functional currencies of the Company’s subsidiaries incorporated in the UAE are their respective local currencies Dirham (“AED”). The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters, (“ASC 830”).

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.

The financial statements of the Group’s entities of which the functional currency is not USD are translated from their respective functional currency into USD. Assets and liabilities denominated in foreign currencies are translated into USD at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into USD at the appropriate historical rates. Income and expense items are translated into USD using the periodic average exchange rates. Due to the exchange rate of USD to AED is fixed, no other comprehensive income or loss resulting from changes in exchange rates is recognized in the consolidated statement of shareholders’ equity.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(f) Restricted cash

Restricted cash represents the cash that is not freely available to be spent nor re-invested to sustain future growth, which is legally or contractually restricted, or only to be used for a specified purpose. The restrictions can be permanent or temporary. Failure to use the asset according to agreed limitations will generate contractual or legal consequences.

(g) Accounts receivable and allowance for credit loss

Accounts receivable primarily include trade accounts receivable from business clients and travel suppliers, less allowances for credit loss. The Group measures all credit losses at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts.

(h) Equipment, net

Equipment is stated at cost less accumulated depreciation and impairment loss, if any. Depreciation is recognized once an asset is available for its intended use. Depreciation is computed using the straight-line method over the estimated useful lives of assets which are as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Motor vehicles	3 – 5 years

Equipment is reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell and are no longer depreciated. Impairment of long-lived assets was disclosed in Note 7.

(i) Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filing and print related costs, exchange listing costs, and road show related costs.

(j) Held-to-Maturity Investments

The Company classifies its investments in debt securities as held-to-maturity when it has the positive intent and ability to hold them to maturity. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization of premiums and accretion of discounts using the effective interest method over the contractual life of the securities. Interest income, including amortization of premiums and accretion of discounts, is recognized in interest income within the consolidated statements of operations.

For convertible debt securities classified as held-to-maturity, the Company evaluates whether the embedded conversion feature is required to be bifurcated as a derivative instrument under ASC 815, Derivatives and Hedging. If the conversion feature is considered clearly and closely related to the debt host and does not require bifurcation, the entire instrument is accounted for as a single debt security. If bifurcation is required, the convertible note is separated into a debt host component and a derivative liability component; the debt host is then classified as held-to-maturity if the criteria are met. The Company has determined that the conversion features in its convertible notes are not required to be bifurcated, as they are indexed to the issuer’s own stock and meet the scope exception for equity instruments under ASC 815-40.

(k) Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment and ROU assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of December 31, 2025 and 2024, there was approximately $47,830 and $47,830 of impairment of long-lived assets recognized, respectively.

(l) Fair value of financial instruments

The Group adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

The carrying amounts reported in the balance sheets of cash and cash equivalents and restricted cash, accounts receivable, prepayments and other current assets, amount due from related parties, accounts payable, accrued expenses and other current liabilities and amount due to related party, approximate their fair value based on the short-term maturity of these instruments. The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024.

(m) Revenue recognition

Under ASC 606, Revenue from Contracts with Customers, the Group recognizes revenue when a customer obtains control of promised goods or services and recognizes in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. The Group recognized revenue according to the following five-step revenue recognition criteria based on ASC 606: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price; and (5) recognize revenue when or as the entity satisfies a performance obligation.

The Group generates revenue by providing (i) MICE management solution services, an acronym that stands for meetings, incentives, conferences, and exhibitions, which refers to a sector of the tourism industry that organizes, manages, and hosts events for business or academic purposes; (ii) packaged tours services; (iii) services for transportation ticketing and accommodation reservation; and (iv) other travel related services. Revenue is recognized when control of the promised services in an arrangement is transferred to the customers in an amount that reflects the expected consideration in exchange for those services. The following table sets forth a breakdown of the Group’s revenue, in absolute amounts and percentages of total revenue for the years presented:

	For the years ended December 31,
	2025		2024		2023
	USD	%	USD	%	USD	%
MICE management solution services revenue	$17,178,001	84.9	$12,377,069	66.7	$12,224,126	65.6
Packaged tours services revenue	2,183,915	10.8	5,613,299	30.3	5,969,006	32.0
Commission revenue for transportation ticketing and accommodation reservation services	766,977	3.8	520,982	2.8	402,821	2.2
Other revenue	100,287	0.5	32,097	0.2	29,422	0.2
Total revenue	$20,229,180	100	$18,543,447	100	$18,625,375	100

MICE management solution services revenue

The Group generates revenue from providing MICE management solution services to corporate customers for their business purpose tourism. The Group acts as the principal and its performance obligation is to provide the overall MICE management solution services to customers. The Group’s services cover all aspects of the work from event planning, venue selection, event promotion, event execution, event management, and other related services. However, customers are not able to benefit any one of these services alone as the Group determines pricing for the entire MICE services as a whole without any variable considerations. Each contract of MICE management solution services contains a single performance obligation to provide MICE management solution services which is satisfied at the point when the meetings, conferences, and exhibitions are completed. MICE management solution services revenue is recognized on a gross basis at a point in time when the service is rendered.

Packaged tours services revenue

The Group also operates its self-operated local tour operator business in various destinations by directly providing destination-based services to the organized tour customers, starting from their arrival at the destination and all the way until they depart from the destination. As a self-operated local tour operator, the Group integrates the underlying resources such as transportation, accommodation, entertainment, meals and tour guide services from selected suppliers, directs the selected vendors to provide services on the Group’s behalf, and hence sets up the price for the tour. However, customers are not able to benefit any one of these services alone as the Group determines pricing for the entire packages tour services as a whole without any variable considerations. The Group is also primarily responsible for fulfilling the promise of the whole packaged tours service, which is a single performance obligation. Accordingly, the Group is a principal for the self-operated local tour operator business and recognizes revenue on a gross basis in accordance with ASC 606.

Commission revenue for air ticketing and hotel reservation

Transportation ticketing services

The Group receives commissions from travel suppliers for ticketing reservations and other related services through the Group’s transaction under various services agreements. Commissions from ticketing reservations rendered are recognized when tickets are issued, as this is when the Group’s performance obligation is satisfied. The Group is not entitled to a commission fee for the tickets canceled by the end users. Losses incurred from cancelations are immaterial due to a historical low cancelation rate and minimal administrative costs incurred in processing cancelations. The Group presents revenue from such transactions on a net basis as the Group, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled ticketing reservations.

Accommodation reservation services

The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transactions. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancelable (when the cancelation period provided by the reservation expires) which is the point at which the Group has fulfilled its performance obligation (successfully booking a reservation, which includes certain post-booking services during the cancelation period). Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets. The incentive commissions are considered as variable consideration and are estimated and recognized to the extent that the Group is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where end users have completed their stay. The Group presents revenue from such transactions on a net basis as the Group, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled hotel reservations.

Other revenue

Other revenue primarily comprise revenue generated from service fees received from insurance companies and commission fees from other travel-related products and services, such as tourist attraction tickets and visa application services.

Contract balances

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment.

A contract asset is the right to be considered in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before a payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related services. Contract liabilities are recognized as revenue when the Group performs under the contract. During the years ended December 31, 2025 and 2024, the Group recognized revenue of $303,673 and $142,309, respectively, which was initially recorded as contract liabilities and presented as “Advance from customers” on the consolidated balance sheets at the beginning of each period. As of December 31, 2025 and 2024, contract liabilities amounted to $663,369 and $303,673, respectively. Subsequently, the Group recognized revenue of $663,369 which was initially recorded as contract liabilities as of the year ended December 31, 2025.

(n) Cost of revenue

Cost of revenue mainly consists of salaries and other compensation expenses related to the Group’s tour advisors, customer services representatives, and other personnel related to MICE management solution services and packaged tours transactions, and other expenses directly attributable to the Group’s principal operations, primarily including cost of merchandises, payment processing fees, telecommunication expenses, rental expenses, depreciation expenses, and other service fee. For the arrangements where the Group secures availabilities of tours and bears substantive inventory risks and for the self-operated local tour operator business, from which revenue is recognized on a gross basis, cost of revenue also includes the amount paid to tour operators or suppliers. The following table sets forth a breakdown of the Group’s cost of revenue, in absolute amounts and percentages of total revenue for the years presented:

	For the years ended December 31,
	2025		2024		2023
	USD	%	USD	%	USD	%
Cost of MICE management solution services	$13,457,220	66.5	$10,055,774	54.2	$9,797,524	52.6
Cost of packaged tours services	1,743,433	8.6	4,081,335	22.0	4,977,208	26.7
Other cost	-	-	-	-	349,248	1.9
Total cost of revenue	$15,200,653	75.1	$14,137,109	76.2	$15,123,980	81.2

(o) Sales and marketing expenses

Sales and marketing expenses consist primarily of salaries and other compensation-related expenses to sales and marketing personnel, marketing and promotional expenses. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses.

(p) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions, amortization of ROU assets, depreciation and amortization, legal and other professional services fees, and other general corporate related expenses.

(q) Taxation

Income Taxes

According to the Corporate Tax Law of the UAE, federal corporate tax is implemented for financial periods starting on or after June 1, 2023. A tax rate of 9% on taxable income in excess of AED375,000 will be applicable to (i) legal persons incorporated or managed and controlled in the UAE; (ii) natural persons that conduct business in the UAE; and (iii) foreign businesses that have a permanent establishment in the UAE. Special rules govern qualifying free zone entities, pursuant to which such entities will be subject to 0% tax on their qualifying income. A different, higher, tax rate is expected to apply to certain entities that are part of large multinational groups with global consolidated revenue in excess of 750 million Euro (approximately AED3.15 billion or US$0.86 billion), however such rate has not yet been specified. Certain categories of UAE-sourced income generated by foreign businesses without a permanent establishment in the UAE will be subject to withholding tax at the rate of 0%. It is currently unclear how capital gains derived by foreign businesses from the sale of shares of entities resident in the UAE would be taxed.

As the Chapter 19 — Translate rules show in Federal Decree-Law No. 47 of 2022 published by UAE that a taxable person’s opening balance sheet for corporate tax purposes shall be the closing balance sheet prepared for financial reporting purposes under accounting standards applied in the State on the last day of the financial year that ends immediately before their first tax period commences, subject to any conditions or adjustments that may be prescribed by the minister.

Value added tax

The Company’s UAE subsidiaries are subject to value added tax. Revenue from providing services is generally subject to VAT at the rate of 5%. The Group paid to local tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Uncertain tax positions

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for years ended December 31, 2025 and 2024, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(r) Comprehensive income (loss)

The Group has adopted FASB Accounting Standard Codification Topic 220 “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income (loss), its components, and accumulated balances. There was no other comprehensive income or loss for the years ended December 31, 2025 and 2024.

(s) Leases

On January 1, 2021, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840. The Group elected to apply practical expedients permitted under the transition method that allow them to use the beginning of the period of adoption as the date of initial application, not to recognize lease assets and lease liabilities for leases with a term of twelve months or less, not to separate non-lease components from lease components, and not to reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method.

Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. ROU assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred. As of December 31, 2025, the Group recognized ROU assets of $127,398 and corresponding current operating lease liabilities of $110,970, respectively. As of December 31, 2024, the Group recognized ROU assets of $98,852 and corresponding current operating lease liabilities of $84,826, respectively.

(t) Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Group’s securities; (ii) the Group’s management and or their immediate family; (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Group; or (iv) anyone who can significantly influence the financial and operating decisions of the Group. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions unless such representations can be substantiated.

(u) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(v) Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (the “CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the Dubai, no geographical segments are presented. Segment disclosures are included in Note 15 — Segment Reporting.

(w) Recent adopted standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. The Group has adopted this standard and made appropriate disclosures. The interim reporting requirement applies to fiscal years beginning after December 15, 2024, and early adoption is permitted. Details of the segment disclosure policy analysis can be found in “— (v) Segment reporting.”

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This update will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group has adopted this standard and made appropriate disclosures.